Document and Entity Information	Sep. 16, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001578845
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	ALLERGAN PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-36867
Entity Tax Identification Number	98-1114402
Entity Address, Address Line One	Clonshaugh Business and Technology Park
Entity Address, Address Line Two	Coolock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	E400
Entity Address, Country	IE
City Area Code	(862)
Local Phone Number	261-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Share, par value $0.0001 per share
Trading Symbol	AGN
Security Exchange Name	NYSE
Floating Rate Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating rate notes due 2020
Trading Symbol	AGN20A
Security Exchange Name	NYSE
M 0.500 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% notes due 2021
Trading Symbol	AGN21
Security Exchange Name	NYSE
M 1.500 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% notes due 2023
Trading Symbol	AGN23A
Security Exchange Name	NYSE
M 1.250 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% notes due 2024
Trading Symbol	AGN24A
Security Exchange Name	NYSE
M 2.625 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% notes due 2028
Trading Symbol	AGN28
Security Exchange Name	NYSE
M 2.125 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% notes due 2029
Trading Symbol	AGN29
Security Exchange Name	NYSE